Note 14 - Stock Incentive Plan	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14.	Stock Incentive Plan:

Starting on July 1, 2005 and on various grant dates (the "grant dates") thereafter, as outlined below, the Company granted shares pursuant to the Company's 2005 Stock Incentive Plan as from time to time amended ("the Plan"), which was adopted in April 2005 to provide certain key persons (the "Participants"), on whose initiatives and efforts the successful conduct of the Company's business depends, and who are responsible for the management, growth and protection of the Company's business, with incentives to: (a) enter into and remain in the service of the Company, a Company's subsidiary, or Company's joint venture, (b) acquire a proprietary interest in the success of the Company, (c) maximize their performance, and (d) enhance the long-term performance of the Company (whether directly or indirectly) through enhancing the long-term performance of a Company subsidiary or Company joint venture. The granted shares have no exercise price and constitute a bonus in nature.

In the case where restricted shares were granted, there were signed "Restricted Stock Agreements" between the Company and the Participants on the respective grant dates. Under these agreements, the Participants have the right to receive dividends and the right to vote the shares, subject to the following restrictions:

i.     Grants to Company's Chief Executive Officer. The Company's Chief Executive Officer shall not sell, assign, exchange, transfer, pledge, hypothecate or otherwise dispose of or encumber any of the shares other than to a Company, which is wholly owned by the Company's Chief Executive Officer. The restrictions lapse on the earlier of (a) the time specified in the relevant Restricted Stock Agreement or (b) the termination of the Company's Chief Executive Officer employment with the Company for any reason. As the shares granted to the Company's Chief Executive Officer do not contain any future service vesting conditions, all such shares are considered vested shares on the grant date.

ii. Grants to Other Participants. The Participants (officers, independent and executive members of the Board, Company's employees and consultants) shall not sell, assign, exchange, transfer, pledge, hypothecate or otherwise dispose of or encumber any of the shares. The restrictions lapse on the time specified in the relevant Restricted Stock Agreement conditioned upon the Participant's continued employment with the Company from the date of the agreement until the date the restrictions lapse (the "vesting period").

In the event the Participant's employment with the Company terminates for any reason before the end of the vesting period, that Participant shall forfeit all rights to all shares that have not yet vested as of such date of termination. Dividends earned during the vesting period will not be returned to the Company, even if the unvested shares are ultimately forfeited.

The following table presents grants pursuant to the Plan's issuance from 2012 onwards which vested immediately:

Grant Date	Number of Shares	Issued to	Vesting Period
February 12, 2013	7,142	Chief Executive Officer	on the grant date
September 26, 2013	7,142	Executive Vice President	on the grant date
September 26, 2013	5,714	Chief Technical Officer	on the grant date
December 18, 2013	7,142	Chief Executive Officer	on the grant date

A summary of the status of the Company's non-vested shares relating to the Company’s stock incentive plan as of December 31, 2014 and movement during the year ended December 31, 2014, is presented below:

	Non-vested Shares	Weighted average grant date fair value
As of January 1, 2014 and December 31, 2014	21,034	$366.24

The compensation expense recognized in the years ended December 31, 2012, 2013 and 2014 was $378, $345 and $0 respectively and is included in General and administrative expenses in the consolidated statements of comprehensive (loss)/income. As of December 31, 2014, the total unrecognized compensation cost related to non-vested share awards is $0. The weighted average grant date fair value of shares relating to the Company’s stock incentive plan that were granted, vested and forfeited for the years 2012 and 2013 was $52.25 and $52.32 respectively. The total fair value of shares relating to the Company’s stock incentive plan vested during the year ended December 31, 2013 was $309. No shares relating to the Company’s stock incentive plan were granted, vested or forfeited in 2014.